NOTES PAYABLE (Details 6) - Convertible Debt Two [Member]	12 Months Ended
Mar. 31, 2018 USD ($)
Balance	$ 0
Additional principal investment	3,611,400
Accrued Interest	201,928
Conversion of principal and interest	(3,813,328)
Balance	$ 0